Share Based Compensation - Allocation of Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 634	$ 852
Selling and Marketing Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	101	157
DIS [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	34	40
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	483	636
Diagnostic Imaging [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 16	$ 19